Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not consider material nonpublic information or its release dates when determining the timing or terms of stock option grants, and we do not time the disclosure of material nonpublic information to affect the value of executive compensation. The exercise price of a newly granted option is the closing price of our common stock on the Nasdaq on the date of grant or, if the grant date falls on a non-trading day, the closing price of our common stock on the Nasdaq on the last trading day preceding the date of grant.
Award Timing Method
Newly hired employees typically receive an initial equity award of either time-based RSUs or a combination of time-based RSUs and options upon joining Pegasystems, and the Company’s practice is to grant these awards on the first business day of the first or second month following the employee’s start date. The Compensation Committee also makes periodic grants of time-based stock options and RSUs as well as grants of performance options to executive officers and certain employees, typically at the Compensation Committee’s regularly scheduled March meeting.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not consider material nonpublic information or its release dates when determining the timing or terms of stock option grants, and we do not time the disclosure of material nonpublic information to affect the value of executive compensation. The exercise price of a newly granted option is the closing price of our common stock on the Nasdaq on the date of grant or, if the grant date falls on a non-trading day, the closing price of our common stock on the Nasdaq on the last trading day preceding the date of grant.
MNPI Disclosure Timed for Compensation Value	false